COMMITMENTS - Business Combination Marketing Agreement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
LifeSci Capital LLC and Ladenburg Thalmann
Other Commitments [Line Items]
Cash fee for services as percentage of gross proceeds of IPO	3.50%
LifeSci Acquisition II Corp
Other Commitments [Line Items]
Cash fee for services on gross proceeds of IPO	$ 2,803,164
Percentage of fees payable to service provider	75.00%
Percentage of fees that can be allocated to third party service provider	33.00%
Subscription agreement | LifeSci Acquisition II Corp | Common Stock
Other Commitments [Line Items]
Number of shares agreed to be issued		20,000,000
Aggregate purchase price		$ 200,000,000
Science 37 Inc [Member] | LifeSci Acquisition II Corp
Other Commitments [Line Items]
Quotient for determining exchange ratio		100,000,000
Percentage of fees payable to service provider	25.00%
Science 37 Inc [Member] | Merger agreement | LifeSci Acquisition II Corp | Common Stock
Other Commitments [Line Items]
Authorized earnout shares (in shares)		12,500,000
Earnout period (in months)		3 years
Earnout shares, threshold trading days		20 days
Earnout shares, threshold trading period		30 days